CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Loans, including fees	$ 40,048	$ 41,604
Taxable securities	4,710	5,490
Tax-exempt securities	1,895	1,675
Federal funds sold and other	109	92
Total interest and dividend income	46,762	48,861
Interest expense
Deposits	3,800	5,091
Federal Home Loan Bank advances	1,530	1,606
Subordinated debentures	833	770
Other	21	33
Total interest expense	6,184	7,500
Net interest income	40,578	41,361
Provision for loan losses	6,400	9,800
Net interest income after provision for loan losses	34,178	31,561
Noninterest income
Service charges	4,329	4,550
Net gain (loss) on sale of securities	40	(8)
Net gain on sale of loans	624	139
ATM fees	1,868	1,814
Trust fees	2,163	2,063
Bank owned life insurance	627	643
Computer center item processing fees	259	256
Other	1,172	985
Total noninterest income	11,082	10,442
Noninterest expense
Salaries, wages and benefits	20,487	19,349
Net occupancy expense	2,159	2,195
Equipment expense	1,223	1,399
Contracted data processing	962	820
FDIC Assessment	847	1,222
State franchise tax	1,059	969
Professional services	1,505	1,259
Amortization of intangible assets	974	1,162
ATM expense	630	603
Marketing expense	625	640
Repossession expense	1,186	837
(Gain) loss on sale of other real estate owned	(118)	425
Other operating expenses	6,417	6,318
Total noninterest expense	37,956	37,198
Income before income taxes	7,304	4,805
Income taxes	1,725	847
Net income	5,579	3,958
Preferred stock dividends and discount accretion	1,193	1,176
Net income available to common shareholders	$ 4,386	$ 2,782
Earnings per common share, basic and diluted	$ 0.57	$ 0.36
Weighted average basic common shares	7,707,917	7,707,917
Weighted average diluted common shares	7,707,917	7,707,917